Document and Entity Information	12 Months Ended
Jan. 27, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2011
Registrant Name	BLACKROCK BALANCED CAPITAL FUND, INC.
Central Index Key	0000110055
Amendment Flag	false
Document Creation Date	Oct. 05, 2012
Document Effective Date	Oct. 05, 2012
Prospectus Date	Jan. 27, 2012